ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Location [Line Items]
Total net revenues	€ 3,459,790	€ 3,766,615	€ 3,420,321
Italy
Entity Location [Line Items]
Total net revenues	360,500	363,779	449,312
Rest of EMEA
Entity Location [Line Items]
Total net revenues	1,620,515	1,636,831	1,400,443
Americas
Entity Location [Line Items]
Total net revenues	856,546	1,010,204	922,639
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Total net revenues	190,911	350,330	274,268
Rest of APAC
Entity Location [Line Items]
Total net revenues	€ 431,318	€ 405,471	€ 373,659